DISCONTINUED OPERATIONS (Schedule of The Net Assets of Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2014
Net assets disposed of:
Property, plant and equipment		¥ 54,523		¥ 337
Rehabilitation fund		3,972
Inventories		10,557
Prepayments		330		39
Other receivables		6,127		10,494
Cash and cash equivalents		19,228	¥ 45,307	18,878	¥ 48,263
Trade payables		(2,736)		(215)
Other payables and accrued liabilities		(17,361)		(2,926)
Taxes payable		(22,627)		(16,792)
Due to related companies		(21,007)		(13,747)
Asset retirement obligations		(5,302)	(4,967)
Discontinued operation of Wuhu Feishang [Member]
Net assets disposed of:
Property, plant and equipment	¥ 7,613
Rehabilitation fund	3,983
Inventories	5,644
Prepayments	73
Other receivables	47
Cash and cash equivalents	18
Trade payables	(30)
Other payables and accrued liabilities	(13,303)
Taxes payable	(5,316)
Due to related companies	(5,117)
Asset retirement obligations	(4,952)
Net assets disposed of	(11,340)
Gain on disposal of Wuhu Feishang	12,340
Consideration	1,000
Satisfied by:
Cash received	¥ 1,000